Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2018
Equity [Abstract]
Schedule of Shares Repurchased

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2018	7.8	$476	16.3	$985
2017	3.3	$223	5.6	$335
2016	47.8	$2,264	0.7	$35

Accumulated Other Comprehensive Loss

	Accumulated Other Comprehensive Loss
	November 30,
(in millions)	2018	2017
Cumulative foreign currency translation adjustments, net	$(1,875)	$(1,675)
Unrecognized pension expenses	(56)	(94)
Net losses on cash flow derivative hedges	(19)	(13)
	$(1,949)	$(1,782)

Schedule of Quarterly Cash Dividends Declared
We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28/29	May 31	August 31	November 30
2018
Dividends declared per share	$0.45	$0.50	$0.50	$0.50
Dividends declared	$322	$357	$350	$349

2017
Dividends declared per share	$0.35	$0.40	$0.40	$0.45
Dividends declared	$251	$291	$289	$324

2016
Dividends declared per share	$0.30	$0.35	$0.35	$0.35
Dividends declared	$225	$261	$256	$254